UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                      Maxim Short Duration Bond Portfolio



MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                              $            292,140,279
      Cash                                                                                                       113,418
      Interest receivable                                                                                      2,558,755
      Receivable for investments sold                                                                          4,054,187
      Subscriptions receivable                                                                                   497,587
                                                                                                  -----------------------
                                                                                                  -----------------------

      Total assets                                                                                           299,364,226
                                                                                                  -----------------------
                                                                                                  -----------------------

LIABILITIES:
      Due to investment adviser                                                                                  158,277
      Payable for investments purchased                                                                        4,174,635
      Redemptions payable                                                                                        705,792
                                                                                                  -----------------------
                                                                                                  -----------------------

      Total liabilities                                                                                        5,038,704
                                                                                                  -----------------------
                                                                                                  -----------------------

NET ASSETS                                                                                      $            294,325,522
                                                                                                  =======================
                                                                                                  =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                             $              2,877,723
      Additional paid-in capital                                                                             292,536,152
      Net unrealized depreciation on investments                                                              (1,101,821)
      Undistributed net investment income                                                                        196,122
      Accumulated net realized loss on investments                                                              (182,654)
                                                                                                  -----------------------
                                                                                                  -----------------------

NET ASSETS                                                                                      $            294,325,522
                                                                                                  =======================
                                                                                                  =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                  10.23
                                                                                                  =======================
                                                                                                  =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                             200,000,000
      Outstanding                                                                                             28,777,231

(1)  Cost of investments in securities:                                                         $            293,242,100

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                         $          4,737,433
                                                                                                        -------------------
                                                                                                        -------------------

EXPENSES:
     Management fees                                                                                               791,554
                                                                                                        -------------------
                                                                                                        -------------------

NET INVESTMENT INCOME                                                                                            3,945,879
                                                                                                        -------------------
                                                                                                        -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                                             (160,535)
     Change in net unrealized depreciation on investments                                                       (3,778,418)
                                                                                                        -------------------
                                                                                                        -------------------

     Net realized and unrealized loss on investments                                                            (3,938,953)
                                                                                                        -------------------
                                                                                                        -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $              6,926
                                                                                                        ===================
                                                                                                        ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                            2004                   2003
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------
                                                                                         UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                          $        3,945,879     $         6,079,918
     Net realized gain (loss) on investments                                                  (160,535)                420,603
     Change in net unrealized appreciation (depreciation) on investments                    (3,778,418)             (1,780,924)
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

     Net increase in net assets resulting from operations                                        6,926               4,719,597
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                             (3,779,395)             (6,111,074)
     From net realized gains                                                                                          (660,190)
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

     Total distributions                                                                    (3,779,395)             (6,771,264)
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                     105,422,142             239,863,811
     Reinvestment of distributions                                                           3,779,395               6,771,264
     Redemptions of shares                                                                 (59,571,471)           (125,331,162)
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

     Net increase in net assets resulting from share transactions                           49,630,066             121,303,913
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

     Total increase in net assets                                                           45,857,597             119,252,246

NET ASSETS:
     Beginning of period                                                                   248,467,925             129,215,679
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

     End of period  (1)                                                             $      294,325,522     $       248,467,925
                                                                                      =================      ==================
                                                                                      =================      ==================

OTHER INFORMATION:

SHARES:
     Sold                                                                                   10,191,447              22,892,212
     Issued in reinvestment of distributions                                                   366,671                 650,469
     Redeemed                                                                               (5,746,762)            (12,014,605)
                                                                                      -----------------      ------------------
                                                                                      -----------------      ------------------

     Net increase                                                                            4,811,356              11,528,076
                                                                                      =================      ==================
                                                                                      =================      ==================

(1) Including undistributed net investment income                                   $          196,122     $            29,638

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended                 Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       10.37  $     10.39         10.34 $      10.15 $      10.02  $     10.20

Income from Investment Operations

Net investment income                            0.15         0.32          0.10         0.56         0.59         0.52
Net realized and unrealized gain (loss)         (0.15)        0.01          0.11         0.23         0.11        (0.18)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income From Investment Operations          0.00         0.33          0.21         0.79         0.70         0.34
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income                      (0.14)       (0.32)        (0.13)       (0.55)       (0.57)       (0.52)
From net realized gains                                      (0.03)        (0.03)       (0.05)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Distributions                             (0.14)       (0.35)        (0.16)       (0.60)       (0.57)       (0.52)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       10.23  $     10.37         10.39 $      10.34 $      10.15  $     10.02
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    0.00% o      3.22%         6.16%        7.91%        7.24%        3.37%

Net Assets, End of Period ($000)        $     294,326  $   248,468       129,216 $    160,107 $    155,624  $   137,920

Ratio of Expenses to Average Net Assets         0.60% *      0.60%         0.60%        0.60%        0.60%        0.60%

Ratio of Net Investment Income to
    Average Net Assets                          2.99% *      3.29%         4.24%        5.28%        5.93%        5.29%

Portfolio Turnover Rate                        20.34% o     93.57%       135.33%      132.76%       85.06%       45.60%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                      Maxim Short Duration Bond Portfolio

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Restricted & Illiquid Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2004 were $15,170,258, $15,460,287 and 5.25%, respectively.

        The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2004 were $1,942,228, $1,971,429 and 0.67%, respectively.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $48,715,148 and $15,895,602, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $53,437,749 and $36,770,797, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $293,199,297. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,692,209 and gross depreciation of securities in which there was an excess of tax cost over value of $2,751,227 resulting in net depreciation of $1,059,018.

5. DISTRIBUTIONS TO SHAREHOLDERS

       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. For the year ended December 31, 2003, the Portfolio had current year deferred post-October capital losses of $111,995.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Short Duration Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.92%
  1,000,000 General Dynamics Corp                                        983,644
            Notes
            2.125% May 15, 2006
  1,600,000 Lockheed Martin Corp                                       1,701,978
            Notes
            7.950% December 1, 2005
                                                                      $2,685,622

AGENCY --- 33.28%
  2,852,434 Fannie Mae                                                 2,921,071
            6.000% September 1, 2033
  1,172,427 Fannie Mae                                                 1,198,623
            6.000% February 1, 2032
  1,938,505 Fannie Mae                                                 1,932,447
            5.500% February 1, 2034
  1,918,821 Fannie Mae                                                 1,967,321
            5.500% September 1, 2018
    973,924 Fannie Mae                                                   996,446
            6.000% October 1, 2032
    366,143 Fannie Mae                                                   382,963
            6.500% March 1, 2032
  1,487,306 Fannie Mae                                                 1,555,630
            6.500% April 1, 2032
    704,303 Fannie Mae                                                   736,657
            6.500% January 1, 2033
  2,307,156 Fannie Mae                                                 2,358,116
            6.000% August 1, 2033
  1,244,224 Fannie Mae                                                 1,301,380
            6.500% February 1, 2032
  3,781,465 Fannie Mae                                                 3,774,297
            5.500% July 1, 2033
  4,548,639 Fannie Mae                                                 4,561,432
            5.000% August 1, 2018
  1,360,267 Fannie Mae                                                 1,422,754
            6.000% July 1, 2017
  1,615,942 Fannie Mae                                                 1,659,885
            6.000% September 1, 2028
    771,807 Fannie Mae                                                   791,344
            5.500% December 1, 2017
    879,179 Fannie Mae                                                   881,652
            5.000% May 1, 2018
  1,257,075 Fannie Mae                                                 1,288,894
            5.500% April 1, 2018
  1,499,508 Fannie Mae                                                 1,568,392
            6.500% December 1, 2031
  2,095,984 Fannie Mae                                                 2,144,454
            6.000% May 1, 2033
    350,000 Fannie Mae                                                   358,531
            5.500% June 1, 2019
  2,354,031 Fannie Mae                                                 2,359,917
            5.000% June 1, 2018
  2,000,000 Fannie Mae **                                              1,946,788
            2.375% February 15, 2007
  2,000,000 Fannie Mae **                                              2,002,792
            1.875% December 15, 2004
  2,000,000 Fannie Mae **                                              1,946,486
            3.250% August 15, 2008
  1,871,526 Fannie Mae ++                                              1,867,035
            3.619% September 1, 2033
  1,994,031 Fannie Mae ++                                              1,978,477
            3.519% March 1, 2034
    600,000 Federal Home Loan  Bank **                                   597,374
            2.875% September 15, 2006
  3,450,285 Freddie Mac                                                3,440,372
            5.500% March 1, 2034
  4,000,000 Freddie Mac                                                4,056,408
            5.000% June 1, 2011
  1,226,424 Freddie Mac                                                1,283,146
            6.000% June 1, 2017
    964,607 Freddie Mac                                                  988,048
            5.500% February 1, 2018
  1,401,442 Freddie Mac                                                1,433,850
            6.000% November 1, 2032
  9,373,230 Freddie Mac                                                9,180,060
            4.500% November 1, 2018
  4,786,220 Freddie Mac                                                4,902,884
            5.500% January 1, 2019
    607,281 Freddie Mac                                                  622,038
            5.500% December 1, 2017
    339,510 Freddie Mac                                                  359,986
            7.000% January 1, 2031
  2,069,524 Freddie Mac                                                2,166,532
            6.500% January 1, 2032
    753,016 Freddie Mac                                                  798,432
            7.000% July 1, 2032
    513,583 Freddie Mac                                                  544,558
            7.000% April 1, 2032
  1,621,023 Freddie Mac                                                1,587,616
            4.500% March 1, 2018
  3,139,576 Freddie Mac                                                3,286,744
            6.500% January 1, 2032
  1,470,237 Freddie Mac                                                1,504,236
            6.000% December 1, 2033
 12,600,000 Freddie Mac **                                            12,583,310
            1.750% May 15, 2005
  2,000,000 Freddie Mac **                                             1,970,188
            1.875% February 15, 2006
                                                                     $97,209,566

AGENCY MORTGAGE BACKED --- 1.05%
  2,000,000 Fannie Mae                                                 2,018,062
            Series 2002-60 Class A3
            4.570% February 25, 2044
  1,000,000 US Department of Veterans Affairs                          1,033,438
            Series 1993-3 Class 2K
            6.250% November 15, 2012
                                                                      $3,051,500

AUTOMOBILES --- 0.72%
  2,000,000 DaimlerChrysler NA Holding Corp                            2,104,992
            Notes
            6.400% May 15, 2006
                                                                      $2,104,992

BANKS --- 2.20%
  2,000,000 Bank of America Corp                                       2,064,410
            Notes
            4.750% October 15, 2006
  2,000,000 Bayerschiche Landesbank Girozentrale                       2,173,396
            Notes
            6.625% June 25, 2007
  2,000,000 Suntrust Bank of Central Florida                           2,180,526
            Subordinated Notes
            6.900% July 1, 2007
                                                                      $6,418,332

BROADCAST/MEDIA --- 1.43%
  2,000,000 Comcast Cable Communications Inc                           2,130,706
            Notes
            6.200% November 15, 2008
  2,000,000 Gannett Co Inc                                             2,036,134
            Notes
            4.950% April 1, 2005
                                                                      $4,166,840

CANADIAN - PROVINCIAL --- 1.07%
  2,000,000 Province of Manitoba                                       2,005,538
            Bonds
            2.750% January 17, 2006
  1,085,000 Province of Quebec                                         1,132,391
            Notes
            5.500% April 11, 2006
                                                                      $3,137,929

COMMERCIAL MORTGAGE BACKED --- 3.22%
  1,901,442 Banc of America Commercial Mortgage Inc                    1,881,239
            Series 2003-2 Class A1
            3.411% March 11, 2041
  4,976,276 JP Morgan Chase Commercial Mortgage Securities  Co         4,972,009
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  2,607,002 LB-UBS Commercial Morgage Trust                            2,551,927
            Series 2003-C1 Class A1
            2.720% March 15, 2027
                                                                      $9,405,175

COMPUTER HARDWARE & SYSTEMS --- 0.72%
  2,000,000 Hewlett-Packard Co                                         2,108,140
            Global Notes
            5.750% Notes
                                                                      $2,108,140

CONGLOMERATES --- 1.40%
  3,000,000 3M Co                                                      3,051,207
            Notes
            4.150% June 30, 2005
  1,000,000 Tyco International  Group SA                               1,049,906
            Company Guaranteed Notes
            6.375% February 15, 2006
                                                                      $4,101,113

COSMETICS & PERSONAL CARE --- 1.14%
  1,300,000 Colgate-Palmolive Co                                       1,316,258
            Notes
            3.980% April 29, 2005
  2,000,000 Gillette Co                                                2,026,628
            Unsecured Notes
            4.000% June 30, 2005
                                                                      $3,342,886

DISTRIBUTORS --- 0.70%
  2,000,000 SYSCO Corp                                                 2,040,272
            Notes
            4.750% July 30, 2005
                                                                      $2,040,272

ELECTRIC COMPANIES --- 4.42%
  1,500,000 Alabama Power Co                                           1,452,384
            Notes
            3.125% May 1, 2008
  2,000,000 Entergy Gulf States Inc                                    1,929,720
            Notes
            3.600% June 1, 2008
  3,000,000 Niagara Mohawk Power Corp                                  3,396,180
            Senior Notes
            8.875% May 15, 2007
  3,000,000 Pacific Gas & Electric Co                                  2,887,779
            1st Mortgage
            3.600% March 1, 2009
  2,000,000 Public Service Electric & Gas Co                           2,144,664
            1st Mortgage
            6.375% May 1, 2008
  1,000,000 Southern California Edison Co                              1,104,663
            Notes
            8.000% February 15, 2007
                                                                     $12,915,390

FINANCIAL SERVICES --- 10.84%
  2,000,000 American Express Credit Corp                               1,925,322
            Notes
            3.000% May 16, 2008
  3,000,000 American Honda Finance Corp #                              3,001,839
            Notes
            4.500% May 26, 2009
  2,000,000 CIT Group Inc                                              2,034,236
            Senior Notes
            4.125% February 21, 2006
  2,000,000 Capital One Bank                                           2,109,488
            Senior Notes
            6.875% February 1, 2006
  1,000,000 Caterpillar Financial Services Corp                          964,366
            Notes
            3.450% January 15, 2009
  2,000,000 Citigroup Inc                                              2,089,286
            Bonds
            5.500% August 9, 2006
  2,000,000 Countrywide Home Loans Inc                                 2,089,168
            Company Guaranteed Notes
            5.500% February 1, 2007
  1,971,429 Dana Credit Corp ^                                         1,971,429
            Senior Notes
            6.930% April 8, 2006
  2,000,000 General Electric Capital Corp                              2,080,344
            Notes
            5.350% March 30, 2006
  1,000,000 General Motors Acceptance Corp                             1,043,495
            Notes
            6.125% February 1, 2007
  2,000,000 Household Finance Corp                                     2,108,110
            Notes
            6.500% January 24, 2006
  2,000,000 JP Morgan Chase & Co                                       2,095,660
            Senior Notes
            5.625% August 15, 2006
  2,000,000 John Deere Capital Corp                                    1,999,032
            Notes
            3.900% January 15, 2008
  2,000,000 MBNA America Bank NA                                       2,117,110
            Company Guaranteed Notes
            6.500% June 20, 2006
  2,000,000 Mellon Funding Corp                                        2,073,480
            Senior Unsecured Notes
            4.875% June 15, 2007
  2,000,000 Washington Mutual Inc                                      1,960,524
            Notes
            4.000% January 15, 2009
                                                                     $31,662,889

FOOD & BEVERAGES --- 2.10%
  2,000,000 Coca-Cola Co                                               2,025,080
            Unsecured Notes
            4.000% June 1, 2005
  2,000,000 General Mills Inc                                          2,076,414
            Notes
            5.125% February 15, 2007
  2,000,000 Kraft Foods Inc                                            2,047,876
            Notes
            4.625% November 1, 2006
                                                                      $6,149,370

FOREIGN BANKS --- 2.00%
  2,000,000 KfW Bankengruppe                                           1,980,046
            Guaranteed Notes
            2.375% September 25, 2006
  2,000,000 KfW Bankengruppe                                           1,940,026
            Notes
            3.250% March 30, 2009
  2,000,000 Korea Development Bank                                     1,914,758
            Notes
            3.875% March 2, 2009
                                                                      $5,834,830

FOREIGN GOVERNMENTS --- 1.41%
  1,000,000 Government of Finland                                      1,037,252
            Notes
            4.750% March 6, 2007
  2,000,000 Government of Italy                                        1,992,624
            Bonds
            2.500% March 31, 2006
  1,000,000 Government of Mexico                                       1,081,000
            Notes
            8.500% February 1, 2006
                                                                      $4,110,876

HOUSEHOLD GOODS --- 0.51%
  1,500,000 Stanley Works                                              1,495,374
            Notes
            3.500% November 1, 2007
                                                                      $1,495,374

INSURANCE RELATED --- 2.14%
  2,000,000 AIG SunAmerica Global Financing XII #                      2,090,930
            Notes
            5.300% May 30, 2007
  2,000,000 John Hancock Global Funding #                              2,078,826
            Notes
            5.000% July 27, 2007
  2,000,000 Monumental Global Funding #                                2,091,108
            Notes
            5.200% January 30, 2007
                                                                      $6,260,864

INVESTMENT BANK/BROKERAGE FIRM --- 3.62%
  2,000,000 Bear Stearns Co Inc                                        1,998,076
            Notes
            3.000% March 30, 2006
  1,500,000 Credit Suisse First Boston USA Inc                         1,577,193
            Notes
            5.875% August 1, 2006
  2,000,000 Goldman Sachs Group LP #                                   2,173,398
            Notes
            7.200% March 1, 2007
  2,000,000 Lehman Brothers Inc                                        2,172,810
            Senior Subordinated Notes
            7.625% June 1, 2006
  1,000,000 Merrill Lynch & Co Inc                                     1,062,987
            Global Notes
            6.000% February 17, 2009
  1,500,000 Morgan Stanley                                             1,578,137
            Unsecured Notes
            6.100% April 15, 2006
                                                                     $10,562,601

LEISURE & ENTERTAINMENT --- 1.44%
  2,000,000 AOL Time Warner Inc                                        2,095,170
            Notes
            6.125% April 15, 2006
  2,000,000 Viacom Inc Class B                                         2,103,770
            Senior Unsecured Notes
            6.400% January 30, 2006
                                                                      $4,198,940

OFFICE EQUIPMENT & SUPPLIES --- 0.70%
  2,000,000 Pitney Bowes Inc                                           2,036,580
            Notes
            5.950% February 1, 2005
                                                                      $2,036,580

OIL & GAS --- 1.09%
  2,000,000 BP Capital Markets PLC                                     1,963,590
            Notes
            2.625% March 15, 2007
  1,145,833 PEMEX Finance Ltd                                          1,227,027
            Notes
            8.450% February 15, 2007
                                                                      $3,190,617

OTHER ASSET-BACKED --- 0.48%
  1,400,000 Citifinancial Mortgage Securities Inc                      1,415,775
            Series 2002-1 Class AF3
            4.226% September 25, 2032
                                                                      $1,415,775

PAPER & FOREST PRODUCTS --- 1.03%
  2,000,000 International Paper Co                                     1,966,060
            Notes
            4.250% January 15, 2009
  1,000,000 Weyerhaeuser Co                                            1,056,547
            Notes
            6.125% March 15, 2007
                                                                      $3,022,607

PRINTING & PUBLISHING --- 0.68%
  2,000,000 Cox Enterprises Inc #                                      1,992,888
            Notes
            4.375% May 1, 2008
                                                                      $1,992,888

RAILROADS --- 0.67%
  2,000,000 Union Pacific Corp                                         1,944,278
            Notes
            3.875% February 15, 2009
                                                                      $1,944,278

RETAIL --- 1.50%
  2,000,000 Kroger Co                                                  2,302,824
            Company Guaranteed Notes
            8.050% February 1, 2010
  2,000,000 Wal-Mart Stores Inc                                        2,093,402
            Senior Notes
            5.450% August 1, 2006
                                                                      $4,396,226

SUPRANATIONALS --- 1.21%
    500,000 European Investment Bank                                     508,468
            Senior Notes
            4.000% August 30, 2005
  3,000,000 International Bank for Reconstruction & Development        3,012,252
            Senior Notes
            4.125% June 24, 2009
                                                                      $3,520,720

TELEPHONE & TELECOMMUNICATIONS --- 1.75%
  1,000,000 AT&T Wireless Services Inc                                 1,067,099
            Senior Notes
            7.350% March 1, 2006
  2,000,000 Deutsche Telekom International Finance BV                  1,968,064
            Notes
            3.875% July 22, 2008
  2,000,000 Sprint Capital Corp                                        2,073,204
            Unsecured Notes
            7.900% March 15, 2005
                                                                      $5,108,367

U.S. GOVERNMENTS --- 11.23%
  1,100,000 United States of America                                   1,188,688
            6.250% February 15, 2007
  6,500,000 United States of America                                   6,454,806
            2.625% November 15, 2006
  2,000,000 United States of America                                   1,961,016
            2.250% February 15, 2007
  2,000,000 United States of America                                   2,003,360
            2.000% November 30, 2004
  4,000,000 United States of America                                   3,961,876
            1.875% January 31, 2006
    600,000 United States of America                                     595,992
            1.500% July 31, 2005
  3,500,000 United States of America                                   3,493,165
            1.625% March 31, 2005
  3,300,000 United States of America                                   3,270,610
            1.625% October 31, 2005
  1,000,000 United States of America                                     998,008
            1.500% February 28, 2005
  6,000,000 United States of America                                   5,917,266
            3.000% February 15, 2008
  3,000,000 United States of America                                   2,961,798
            3.375% December 15, 2008
                                                                     $32,806,585

UTILITIES --- 1.72%
  2,000,000 Florida Gas Transmission Co #                              2,031,298
            Unsecured Notes
            8.630% November 1, 2004
  1,000,000 Panhandle Eastern Pipe Line Co                               959,597
            Senior Notes
            2.750% March 15, 2007
  2,000,000 Southwestern Energy Co                                     2,035,240
            Senior Notes
            6.700% December 1, 2005
                                                                      $5,026,135

TOTAL BONDS --- 98.39%                                              $287,424,279
(Cost $288,526,100)

SHORT-TERM INVESTMENTS

  4,716,000 Fannie Mae                                                 4,716,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.6%                                 $4,716,000
(Cost $4,716,000)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%                  $292,140,279
(Cost $293,242,100)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. ^ Illiquid Security ** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004